Interest-bearing loans and borrowings - Narrative (Details)		6 Months Ended
	Jun. 14, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	[1]	Jun. 30, 2019 EUR (€)	Jun. 27, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Oct. 01, 2018 EUR (€)	Sep. 30, 2018 EUR (€)	Jun. 06, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Payments for debt issue costs		$ 181,000	$ 1,649,000
Secured vessels Revolving loan 100.0M
Disclosure of detailed information about borrowings [line items]
Facility size		100,000,000				$ 100,000,000.0	$ 0
Face amount		$ 100,000,000.0
Secured vessels Revolving loan 100.0M | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate		2.10%			2.10%
Unsecured Note Due 2022 With Fixed Coupon Rate 7.50%
Disclosure of detailed information about borrowings [line items]
Face amount	$ 50,000,000	$ 200,000,000					150,000,000
Borrowings, interest rate	7.50%
Borrowings, premium	101.00%
Payments for debt issue costs	$ 175,000
Borrowings		$ 200,000,000					150,000,000
Unsecured Note Due 2022 With Fixed Coupon Rate 7.50% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.50%	7.50%			7.50%
Treasury notes
Disclosure of detailed information about borrowings [line items]
Face amount		$ 14,000,000			€ 127,500,000		60,300,000	€ 52,700,000	€ 150,000,000	€ 50,000,000	€ 50,000,000
Borrowings		159,000,000
Treasury notes | Euro Interbank Offered Rate
Disclosure of detailed information about borrowings [line items]
Margin rate											0.60%
Carrying value | Unsecured Note Due 2022 With Fixed Coupon Rate 7.50%
Disclosure of detailed information about borrowings [line items]
Borrowings		198,264,000					$ 148,166,000
Carrying value | Treasury notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,800,000

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.